Goodwill And Intangible Assets (Summary Of Intangible Assets Rollforward) (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 03, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Rollforward
Intangible Assets, Beginning Balance		$ 25.7	$ 20.3
Additions	$ 164.7	169.1	11.9
Amortization		(18.3)	(6.5)
Other		(0.2)
Intangible Assets, Ending Balance		176.3	25.7
Customer Relationships [Member]
Intangible Assets Rollforward
Intangible Assets, Beginning Balance		6.8
Additions	16.6	16.6	7.2
Amortization		(2.7)	(0.4)
Other
Intangible Assets, Ending Balance		20.7	6.8
Core Deposit Intangibles [Member]
Intangible Assets Rollforward
Intangible Assets, Beginning Balance
Additions	126.3	126.3
Amortization		(7.5)
Other
Intangible Assets, Ending Balance		118.8
Trade Names [Member]
Intangible Assets Rollforward
Intangible Assets, Beginning Balance		6.9
Additions	20.1	20.1	7.8
Amortization		(2.4)	(0.9)
Other		(0.2)
Intangible Assets, Ending Balance		24.4	6.9
Operating Lease Rental Intangibles [Member]
Intangible Assets Rollforward
Intangible Assets, Beginning Balance		11.5	20.3
Additions		4.4	(3.6)
Amortization		(5.0)	(5.2)
Other
Intangible Assets, Ending Balance		10.9	11.5
Other [Member]
Intangible Assets Rollforward
Intangible Assets, Beginning Balance		0.5
Additions	$ 1.7	1.7	0.5
Amortization		(0.7)
Other
Intangible Assets, Ending Balance		$ 1.5	$ 0.5